FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 744	£ 598
Income statement charge (credit)	(260)	163
Transfers	37	(17)
Valuation Adjustment	521	744
Credit Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	685
Valuation Adjustment	408	685
Debit Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	(123)
Valuation Adjustment	(37)	(123)
Funding Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	182
Valuation Adjustment	£ 150	£ 182